Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2013		Dec. 31, 2012
Assets
Cash and cash equivalents	$ 70,059,000	[1]	$ 12,683,000	[1]
Available-for-sale securities	8,528,000	[1]	0
Trading securities	7,708,000	[1]	0
Fees and commissions
Due from related parties	1,072,000	[1]	1,176,000
Due from non-related parties	13,565,000	[1]	179,000
Reimbursable expenses
Due from related parties	18,772,000	[1]	1,490,000
Due from non-related parties	584,000	[1]	61,000
Investment banking fees (related party)	21,420,000	[1]	0
Receivables from broker dealers, clearing organizations and other	4,383,000	[1]	0
Due from RCAP Holdings and related parties	8,151,000	[1]	0
Prepaid expenses and other assets	4,139,000	[1]	509,000
Notes receivable (net of allowance of $424 and $0, respectively)	13,270,000	[1]	0
Property and equipment (net of accumulated depreciation of $350 and $48, respectively)	1,883,000	[1]	113,000
Intangible assets (net of accumulated amortization of $1,892 and $0, respectively)	83,005,000	[1]	0
Goodwill	79,986,000	[1]	0
Total assets	336,525,000	[1]	16,211,000
Liabilities and Stockholders’ Equity
Payable to broker dealers	1,259,000	[1]	5,007,000
Commissions payable	17,440,000	[1]	2,762,000
Accrued expenses and accounts payable:
Due to related parties	5,894,000	[1]	0
Due to non-related parties	31,602,000	[1]	2,716,000
Deferred revenue
Due to related parties	2,567,000	[1]	0
Due to non-related parties	1,602,000	[1]	0
Other liabilities	758,000	[1]	0
Net deferred tax liability	23,567,000	[1]	0
Contingent consideration	2,180,000	[1]	0
Term loan and line of credit	33,302,000	[1],[2]	0
Total liabilities	120,171,000	[1]	10,485,000
Additional paid-in capital	180,528,000	[1]	0
Accumulated other comprehensive loss	(46,000)	[1]	0
Retained earnings	1,164,000	[1]	0
Member’s equity	0	[1]	5,726,000
Total stockholders’ equity	181,684,000	[1]	5,726,000
Non-controlling interest	34,670,000	[1]	0
Total liabilities and equity	336,525,000	[1]	16,211,000
Common Class A
Deferred revenue
Common Stock	14,000	[1]	0
Common Class B
Deferred revenue
Common Stock	$ 24,000	[1]	$ 0

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
[2]	The Company’s borrowings as of December 31, 2013 relate to First Allied, of which, $28.8 million was outstanding under the FA Term Loan and $4.5 million was outstanding under the FA Revolver.